Basis of Semiannual Condensed Consolidated Financial Statements [Text Block] (Policies)	6 Months Ended
Sep. 30, 2019
Accounting Policies [Abstract]
Description of Business [Policy Text Block]
Description of Business
Mitsubishi UFJ Financial Group, Inc. (“MUFG”) is a holding company for MUFG Bank, Ltd. (formerly, The Bank of Tokyo-Mitsubishi UFJ, Ltd., “MUFG Bank” or “BK”), Mitsubishi UFJ Trust and Banking Corporation (“Mitsubishi UFJ Trust and Banking” or “TB”), Mitsubishi UFJ Securities Holdings Co., Ltd. (“Mitsubishi UFJ Securities Holdings” or “SCHD”), Mitsubishi UFJ NICOS Co., Ltd. (“Mitsubishi UFJ NICOS”), and other subsidiaries. Mitsubishi UFJ Securities Holdings is an intermediate holding company for Mitsubishi UFJ Morgan Stanley Securities Co., Ltd. (“Mitsubishi UFJ Morgan Stanley Securities”). Through its subsidiaries and affiliated companies, MUFG engages in a broad range of financial operations, including commercial banking, investment banking, trust banking and asset management services, securities businesses, and credit card businesses, and it provides related services to individual and corporate customers. See Note 18 for more information by business segment.

Basis of Financial Statements [Policy Text Block]
Basis of Financial Statements
The accompanying semiannual condensed consolidated financial statements are presented in Japanese yen, the currency of the country in which MUFG is incorporated and principally operates. The accompanying condensed consolidated financial statements include the accounts of MUFG, its subsidiaries and certain variable interest entities (“VIE”s) (together, the “MUFG Group”), and reflect all adjustments (consisting of normal recurring adjustments) that, in the opinion of management, are necessary to conform with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The accompanying condensed consolidated financial statements should be read in conjunction with the consolidated financial statements for the fiscal year ended March 31, 2019. Certain information that would be included in annual financial statements but is not required for semiannual reporting purposes under U.S. GAAP has been omitted or condensed.

Use of Estimates [Policy Text Block]
Use of Estimates
The preparation of condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the condensed consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Accounting Changes [Policy Text Block]
Accounting Changes
Disclosure Framework
—
Changes to the Disclosure Requirements for Fair Value Measurement
—In August 2018, the FASB issued new guidance which modifies the disclosure requirements on fair value measurements. This guidance removes disclosure requirements for the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for timing of transfers between levels, and valuation processes for Level 3 fair value measurements. In addition, the guidance modifies disclosure requirements for investments in certain entities that calculate net asset value and modifies disclosure requirements related to measurement uncertainty. Lastly, the guidance adds disclosure requirements for changes in unrealized gains and losses for the period that are included in other comprehensive income for recurring Level 3 fair value measurements held at the end of the reporting period, and the guidance adds disclosure requirements related to the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements. This guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early adoption is permitted upon issuance of this guidance. An entity is permitted to early adopt any removed or modified disclosures upon issuance of this guidance and delay adoption of the additional disclosures until their effective date. The MUFG Group early adopted removal disclosure requirements as of March 31, 2019 and will adopt other requirements of this guidance on or prior to the effective date. The guidance affected disclosures in the notes to the consolidated financial statements and did not affect its financial position and results of operations.
Leases—
In February 2016,

the FASB issued new guidance which requires that lessees recognize in the statement of financial position a liability to make lease payments (the lease liability) and a right-of-use
(“ROU”) asset representing its right to use the underlying asset for the lease term. The accounting applied by lessors is largely unchanged, but the accounting model for leveraged leases is not retained for leases that commence after the effective date of this guidance. This guidance also requires entities to provide qualitative and quantitative disclosures about the amount, timing and uncertainty of cash flows arising from leases. This guidance is effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years.
The MUFG Group adopted this guidance on April 1, 2019 and recorded ¥428
b
illion of
right-of-use
assets and ¥502
b
illion
of lease liabilities on the MUFG Group’s consolidated balance sheet.
T
he adoption resulted in a decrease to retained earnings of ¥15 billion. The adoption of this guidance was not material to the MUFG Group’s results of operations. Prior periods are presented under previous policies. As allowed by the guidance, the MUFG Group elected not to reassess the following at transition: whether existing contracts are or contain leases, and for existing leases, lease classification and initial direct costs.
Premium Amortization on Purchased Callable Debt Securities
—In March 2017, the FASB issued new guidance which shortens the amortization period for certain callable debt securities held at a premium, specifically requiring the premium to be amortized to the earliest call date. This guidance does not require an accounting change for securities held at a discount, and the discount continues to be amortized to maturity. This guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Early adoption is permitted, including adoption in an interim period. The MUFG Group adopted this guidance on April 1, 2019, and there was no material impact on its financial position and results of operations.
Targeted Improvements to Accounting for Hedging Activities
—In August 2017, the FASB issued new guidance which better aligns an entity’s risk management activities and financial reporting for hedging relationships through changes to both the designation and measurement guidance for qualifying hedging relationships and the presentation of hedge results. To meet that objective, this guidance expands and refines hedge accounting for both nonfinancial and financial risk components and aligns the recognition and presentation of the effects of the hedging instrument and the hedged item in the financial statements. In addition, this guidance includes certain targeted improvements to ease the application of current guidance related to the assessment of hedge effectiveness. This guidance also modifies the requirement to disclose the effect on the income statement of fair value and cash flow hedges, eliminates the requirement to disclose the ineffective portion of the change in fair value of hedging instruments, and requires new tabular disclosures related to cumulative basis adjustments for fair value hedges. This guidance is effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Early application is permitted in any interim period after issuance of this guidance. The MUFG Group adopted this guidance on April 1, 2019, and there was no material impact on its financial position and results of operations.
Improvements to Nonemployee Share-Based Payment Accounting
—In June 2018, the FASB issued new guidance which largely aligns the accounting for share-based payment awards issued to employees and nonemployees. Under this guidance, equity-classified share-based payment awards issued to nonemployees are measured at the grant date, instead of the previous requirement to measure the awards at the earlier of the date at which the performance commitment is reached or the date of performance completion. For awards issued to nonemployees with performance conditions, compensation cost associated with the awards is recognized when achievement of the performance condition is probable, instead of the previous requirement to recognize the costs based on the lowest aggregate fair value. This guidance also eliminates the previous requirement to reassess the classification for certain nonemployee awards upon vesting. This guidance is effective for fiscal years beginning after December 15, 2018, including interim periods within that fiscal year. Early adoption is permitted, but no earlier than an entity’s adoption date of the new revenue standard. The MUFG Group adopted this guidance on April 1, 2019, and there was no material impact on its financial position and results of operations.
Inclusion of the Secured Overnight Financing Rate (SOFR) Overnight Index Swap (OIS) Rate as a Benchmark Interest Rate for Hedge Accounting Purposes
—In October 2018, the FASB issued new guidance which permits use of the Overnight Index Swap (“OIS”) rate based on Secured Overnight Financing Rate as a U.S. benchmark interest rate for hedge accounting purposes in addition to the interest rates on direct Treasury obligations of the U.S. government, the London Interbank Offered Rate (“LIBOR”), the OIS rate based on the Fed Funds Effective Rate, and the Securities Industry and Financial Markets Association Municipal Swap Rate. This guidance is effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Early adoption is permitted in any interim period upon issuance of this guidance if an entity already has adopted the new hedge accounting standard. The MUFG Group adopted this guidance on April 1, 2019, and there was no material impact on its financial position and results of operations.
Simplifying the Test for Goodwill Impairment
—In January 2017, the FASB issued new guidance which simplifies how an entity is required to test goodwill for impairment by eliminating Step 2 from the goodwill impairment test. Under Step 2, an entity had to perform procedures to determine the fair value at the impairment testing date of its assets and liabilities (including unrecognized assets and liabilities) following the procedure that would be required in determining the fair value of assets acquired and liabilities assumed in a business combination. This guidance eliminates Step 2 and instead requires an entity to perform its goodwill impairment test by comparing the fair value of a reporting unit with its carrying amount. This guidance also eliminates the requirements for any reporting unit with a zero or negative carrying amount to perform a qualitative assessment and, if it fails that qualitative test, to perform Step 2 of the goodwill impairment test, and instead requires the disclosure of the amount of goodwill allocated to each reporting unit with a zero or negative carrying amount of net assets. This guidance is effective for its annual or any interim goodwill impairment tests in fiscal years beginning after December 15, 2019. Early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017. The MUFG Group early adopted this guidance in connection with an interim quantitative impairment test of goodwill during the six months ended September 30, 2019. Under this guidance, the quantitative impairment test is performed by comparing the carrying amount of a reporting unit with its fair value, and an impairment loss is recognized to the extent that the carrying amount of a reporting unit exceeds its fair value, but not exceeding the total amount of goodwill allocated to that reporting unit. See Note 5 for details of the goodwill impairment.

Recently Issued Accounting Pronouncements [Policy Text Block]
Recently Issued Accounting Pronouncements
Measurement of Credit Losses on Financial Instruments
—In June 2016, the FASB issued new guidance which replaces the incurred loss impairment methodology in current U.S. GAAP with a methodology that reflects expected credit losses and requires consideration of a broader range of reasonable and supportable information to estimate credit losses. Under this guidance, the measurement of expected credit losses is based on relevant information about past events, including historical experience, current conditions, and reasonable and supportable forecasts that affect the collectibility of the reported amount of the financial asset (or a group of financial assets) measured at amortized cost basis. For available-for-sale
debt securities, a credit loss is recorded through an allowance for credit losses and the amount of the allowance is limited to the amount by which fair value is below amortized cost. For purchased financial assets with a more-than-insignificant amount of credit deterioration since origination that are measured at amortized cost basis, the initial allowance for credit losses is added to the purchase price rather than being reported as a credit loss expense, only subsequent changes in the allowance are recorded as a credit loss expense, and interest income is recognized based on the effective interest rate, excluding the discount embedded in the purchase price that is attributable to the acquirer’s assessment of credit losses at acquisition. This guidance also expands the disclosure requirements regarding an entity’s assumptions, models, and methods for estimating the allowance, and requires the entity to disclose the amortized cost balance for each class of financial asset by credit quality indicator, disaggregated by the year of origination.
In April 2019 and November 2019, the FASB issued additional guidance to improve certain aspects of this guidance. This guidance is effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. Early adoption is permitted for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. The MUFG Group is continuing to evaluate what effect the guidance above will have on its consolidated financial statements, related disclosures and internal controls. The MUFG Group’s implementation efforts include assessing the impact, developing and refining credit forecasting models and processes.
Disclosure Framework—Changes to the Disclosure Requirements for Defined Benefit Plans
—In August 2018, the FASB issued new guidance which modifies the disclosure requirements for employers that sponsor defined benefit pension or other postretirement plans. This guidance removes certain disclosure requirements, including amounts in Accumulated other comprehensive income (loss) (“Accumulated OCI”) expected to be recognized as components of net periodic benefit cost over the next fiscal year and the amount and timing of plan assets expected to be returned to the employer, clarifies disclosure requirements for defined benefit plans with projected or accumulated benefit obligations in excess of plan assets, and adds disclosure requirements for weighted-average interest crediting rates for cash balance plans and other plans with promised interest crediting rates as well as an explanation of the reasons for significant gains and losses related to changes in the benefit obligation for the period. This guidance is effective for fiscal years ending after December 15, 2020. Early adoption is permitted. The MUFG Group is currently evaluating what effect the guidance will have on its disclosures.
Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract—
In August 2018, the FASB issued new guidance which aligns the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use
software. This guidance requires an entity (customer) in a hosting arrangement that is a service contract to follow the guidance on internal-use
software to determine which implementation costs to capitalize as an asset related to the service contract and which costs to expense. This guidance also requires the entity (customer) to expense the capitalized implementation costs of a hosting arrangement that is a service contract over the term of the hosting arrangement, apply the existing impairment guidance on internal-use
software to the capitalized implementation costs as if the costs were long-lived assets, and present the capitalized-implementation-cost-related
items in the same line items in the financial statements as those relating to fees associated with the hosting element (service) of the arrangement. This guidance is effective for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is permitted, including adoption in any interim period. The MUFG Group is currently evaluating what effect the guidance will have on its consolidated financial statements and related disclosures
.